Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Australia—3.7%
Dexus	456,339	$2,929
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,393,333	3,063
NEXTDC Ltd.(2)	351,276	2,416
		8,408

Belgium—1.5%
Warehouses De Pauw CVA	126,084	3,442
Canada—4.1%
Allied Properties Real Estate Investment Trust	76,150	2,297
Boardwalk Real Estate Investment Trust	108,600	2,377
Granite Real Estate Investment Trust	36,329	1,875
Summit Industrial Income REIT	349,400	2,947
		9,496

France—1.3%
Klepierre SA	148,580	2,961
Germany—5.1%
Aroundtown SA(2)	500,780	2,868
Deutsche Wohnen SE	67,500	3,030
Vonovia SE	93,919	5,759
		11,657

Hong Kong—2.2%
Link REIT	292,504	2,401
Swire Properties Ltd.	1,008,000	2,574
		4,975

India—0.9%
Ascendas India Trust	2,260,800	2,192
Ireland—1.0%
Irish Residential Properties REIT plc	1,521,000	2,416
Japan—10.3%
Invesco Office J-REIT, Inc.	20,202	2,626
Kenedix Office Investment Corp.	426	2,380
Kenedix Residential Next Investment Corp.	2,090	3,612
Mitsubishi Estate Co., Ltd.	435,600	6,491
Mitsui Fudosan Logistics Park, Inc.	1,057	4,726
Nippon Prologis REIT, Inc.	1,238	3,762
		23,597

Norway—1.4%
Entra ASA 144A(3)	245,302	3,130
Singapore—0.8%
Mapletree Industrial Trust	900,100	1,872
Spain—2.3%
Inmobiliaria Colonial Socimi SA	313,500	2,762
	Shares	Value

Spain—continued
Merlin Properties Socimi SA	320,000	$2,653
		5,415

Sweden—2.5%
Catena AB	75,000	2,954
Kungsleden AB	383,300	2,855
		5,809

United Kingdom—5.2%
Derwent London plc	42,310	1,455
Safestore Holdings plc	255,557	2,299
Segro plc	174,928	1,940
UNITE Group plc (The)	371,900	4,332
Workspace Group plc	231,800	1,877
		11,903

United States—56.6%
Alexandria Real Estate Equities, Inc.	27,465	4,456
American Homes 4 Rent Class A	142,550	3,835
Americold Realty Trust	31,461	1,142
Apartment Investment and Management Co. Class A	79,331	2,986
AvalonBay Communities, Inc.	41,565	6,428
Boston Properties, Inc.	38,100	3,443
Brixmor Property Group, Inc.	254,533	3,263
Cousins Properties, Inc.	124,100	3,702
Crown Castle International Corp.	25,450	4,259
CubeSmart	152,475	4,115
CyrusOne, Inc.	50,985	3,709
Douglas Emmett, Inc.	90,905	2,787
Duke Realty Corp.	180,096	6,374
Equinix, Inc.	10,250	7,199
Equity Residential	103,115	6,065
Extra Space Storage, Inc.	52,365	4,837
Healthcare Trust of America, Inc. Class A	116,600	3,092
Healthpeak Properties, Inc.	203,900	5,620
Host Hotels & Resorts, Inc.	84,806	915
Invitation Homes, Inc.	144,610	3,981
Mid-America Apartment Communities, Inc.	29,200	3,348
Prologis, Inc.	132,734	12,388
Regency Centers Corp.	47,950	2,200
Rexford Industrial Realty, Inc.	56,700	2,349
RLJ Lodging Trust	76,507	722
Ryman Hospitality Properties, Inc.	46,236	1,600
Simon Property Group, Inc.	41,331	2,826
Spirit Realty Capital, Inc.	120,616	4,205
STORE Capital Corp.	144,135	3,432
Sun Communities, Inc.	43,706	5,930
VEREIT, Inc.	305,400	1,964
VICI Properties, Inc.	190,050	3,837
See Notes to Schedule of Investments

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

	United States—continued
Welltower, Inc.	64,900	$3,359
		130,368

	Total Common Stocks (Identified Cost $222,405)	227,641

	Total Long-Term Investments—98.9% (Identified Cost $222,405)	227,641

	TOTAL INVESTMENTS—98.9% (Identified Cost $222,405)	$227,641
	Other assets and liabilities, net—1.1%	2,508
	NET ASSETS—100.0%	$230,149

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $3,130 or 1.4% of net assets.

Country Weightings†
United States	57%
Japan	10
United Kingdom	5
Germany	5
Canada	4
Australia	4
Sweden	3
Other	12
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$227,641	$186,596	$41,045	$—(1)
Total Investments	$227,641	$186,596	$41,045	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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